SUPPLEMENTAL CASH FLOW INFORMATION (Tables)	12 Months Ended
Dec. 31, 2023
Cash Flow Statement [Abstract]
Disclosure of interest and income taxes paid

	Year ended December 31
(US$ MILLIONS)	2023	2022	2021
Net interest paid (received)	$3,164	$2,037	$1,223
Net income taxes paid (received)	534	285	448

Disclosure of changes in non-cash working capital
Details of “Changes in non-cash working capital, net” on the consolidated statements of cash flow are as follows:

	Year ended December 31
(US$ MILLIONS)	2023	2022	2021
Accounts receivable	$(1,401)	$(1,058)	$(684)
Inventory	877	(629)	(494)
Prepayments and other	(760)	(192)	9
Accounts payable and other	1,500	(212)	27
Changes in non-cash working capital, net	$216	$(2,091)	$(1,142)

Disclosure of reconciliation of liabilities arising from financing activities
The following table presents the change in the balance of borrowings arising from financing activities as at December 31, 2023 and 2022:

(US$ MILLIONS)	2023	2022
Balance at beginning of year	$46,693	$29,076
Cash flows	(897)	13,901
Non-cash changes:
Acquisitions / (dispositions) of subsidiaries	(4,278)	4,570
Foreign currency translation	541	(817)
Fair value	(261)	(4)
Other changes	451	(33)
Balance at end of year	$42,249	$46,693